Consolidated statements of cash flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net earnings		$ 629	$ 644	$ 1,296	$ 1,327
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs		50	41	44	288
Depreciation and amortization		1,376	1,287	2,732	2,559
Post-employment benefit plans cost		10	19	27	48
Net interest expense		454	427	884	824
Impairment of assets		6	8	11	17
Net losses on investments		2	8	3	10
Net early debt redemption gains	[1]	(89)	(91)	(89)	(357)
Income taxes		264	240	503	497
Contributions to post-employment benefit plans		(9)	(12)	(27)	(30)
Payments under other post-employment benefit plans		(18)	(15)	(32)	(29)
Severance and other costs paid		(60)	(198)	(146)	(279)
Interest paid		(330)	(308)	(954)	(869)
Income taxes paid (net of refunds)		(16)	(50)	(563)	(124)
Acquisition and other costs paid		(8)	(6)	(10)	(14)
Net change in operating assets and liabilities	[1]	(99)	(47)	(368)	(350)
Cash flows from operating activities		2,162	1,947	3,311	3,518
Cash flows used in investing activities
Capital expenditures		(1,080)	(763)	(1,921)	(1,492)
Decrease in short-term investments		0	0	0	400
Business acquisitions		(17)	(24)	(24)	(23)
Business dispositions		0	36	1	38
Increase in investments	[1]	(26)	(9)	(74)	(17)
Other investing activities	[1]	(4)	10	(13)	5
Cash flows used in investing activities		(1,127)	(750)	(2,031)	(1,089)
Cash flows used in financing activities
(Decrease) increase in notes payable		(1,149)	405	(1,971)	(726)
Issue of long-term debt		2,647	318	5,036	4,755
Repayment of long-term debt		(2,812)	(1,725)	(3,110)	(5,981)
Purchase of shares for settlement of share-based payments		(33)	(32)	(95)	(96)
Repurchase of preferred shares		(30)	(39)	(62)	(76)
Cash dividends paid on common shares		(408)	(608)	(816)	(1,210)
Cash dividends paid on preferred shares		(36)	(38)	(72)	(77)
Cash dividends paid by subsidiaries to non-controlling interest		(12)	0	(24)	(13)
Other financing activities		(101)	(20)	(116)	(67)
Cash flows used in financing activities		(1,934)	(1,739)	(1,230)	(3,491)
Effect of currency exchange rate changes on cash and cash equivalents		2	0	2	0
Net (decrease) increase in cash		(890)	(542)	56	(1,065)
Cash at beginning of period		1,367	1,049	314	1,572
Cash at end of period		477	507	477	507
Supplemental Cash Flow Information
Net (decrease) increase in cash equivalents		(7)	0	(4)	3
Cash equivalents at beginning of period		9	3	6	0
Cash equivalents at end of period		2	3	2	3
Initial adoption of Amendments to IFRS 9 and IFRS 7 on January 1, 2026
Cash flows used in financing activities
Cash at beginning of period		$ 0	$ 0	$ 107	$ 0

[1]	We have presented amounts from the previous period to make them consistent with the presentation for the current period.